SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Year	Dec. 31, 2018 CAD ($) Year
Disclosure of classes of share capital [abstract]
Weighted average fair value of options granted during the year | $	$ 1.57	$ 1.96
Risk-free interest rate	1.75%	2.05%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	64.00%	69.00%
Expected option life in years | Year	3.83	3.79